Financial Instruments	12 Months Ended
Dec. 31, 2016
Financial Instruments
Financial Instruments

17. Financial Instruments

Fair Value

The following table sets forth the financial instruments, measured at fair value, by level within the fair value hierarchy as of December 31, 2015 and 2016:

	Fair Value Measurements (In thousands)
	Total	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
As of December 31, 2015
Money market funds*	$20,000	$20,000	$—	$—
Bank time deposits**	1,521,057	—	1,521,057	—
Available-for-sale securities***	311,497	311,497	—	—

Total	$1,852,554	$331,497	$1,521,057	$—

As of December 31, 2016
Money market funds*	$91,172	$91,172	$—	$—
Bank time deposits**	471,346	—	471,346	—
Available-for-sale securities***	154,289	154,289	—	—

Total	$716,807	$245,461	$471,346	$—

*     Included in cash and cash equivalents on the Company’s consolidated balance sheets.

**   Included in cash and cash equivalents and short-term investments on the Company’s consolidated balance sheets.

*** Included in long-term investments on the Company’s consolidated balance sheets.

Recurring

The Company measures money market funds, bank time deposits and available-for-sale securities on a recurring basis.

The fair values of the Company’s money market funds and available-for-sale securities are determined based on the quoted market price (Level 1). The fair value of the Company’s bank time deposits are determined based on the quoted market price for similar products (Level 2).

The Company reviews its available-for-sale investments regularly to determine if an investment is other-than-temporarily impaired due to changes in quoted market price or other impairment indicators. In 2014,  2015 and 2016, the Company recognized an impairment charge of $2.6 million, nil and $4.8 million on its available-for-sale investments.

Non-recurring

The Company measures certain financial assets, including the investments under cost method and equity method at fair value on a non-recurring basis only if an impairment charge were to be recognized. The fair values of the Company’s privately held investments as disclosed are determined based on the discounted cash flow model using the discount curve of market interest rates. The fair values of the Company’s equity investments in the equity securities of publicly listed companies are measured using quoted market prices.

As of December 31, 2015 and 2016, certain investments under cost method and equity method were measured using significant unobservable inputs (Level 3) and written down from their respective carrying values to fair values of nil, with impairment charges incurred and recorded in earnings for the years then ended. The impairment charges related to these investments were $10.1 million, $6.6 million and $29.0 million under cost method and $5.2 million, nil and $2.5 million under equity method for the years ended December 31, 2014, 2015 and 2016, respectively (Note 4). The fair value of the privately held investments is valued based on the discounted cash flow model with unobservable inputs including the discount curve of market interest rates, which ranges from 20% to 33%.

The Company’s non-financial assets, such as intangible assets, goodwill and fixed assets, would be measured at fair value only if they were determined to be impaired.

The Company reviews the long-lived assets and certain identifiable intangible assets other than goodwill for impairment whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. Determination of recoverability is based on an estimate of undiscounted future cash flows resulting from the use of the asset and its eventual disposition. In 2016, the Company provided $3.5 million of impairment on the acquired intangible assets based on management’s assessment. In accordance with the Company policy to perform an impairment assessment of its goodwill on an annual basis as of the balance sheet date or when facts and circumstances warrant a review, the Company performed an impairment assessment on its goodwill of reporting units annually. In  2014 and 2016, based on the assessment of declined revenue and near-term outlook, considering a number of factors, which include, but are not limited to, expected future cash flows, growth rates, discount rates, and comparable multiples from publicly traded companies in the industry, the Company performed an assessment of reading business and portal business respectively with the assistance of an independent valuation firm and recognized goodwill of $14.5 million and $36.7 million, respectively. The fair value of on-line reading business and portal business was determined using Level 3 inputs. The Company concluded that no write-down of goodwill was warranted for year ended December 31, 2015.

Concentration of Risk

Financial instruments that potentially subject the Company to concentration of credit risk consist primarily of cash and cash equivalents, short-term investments and accounts receivable. In addition, with the majority of its operations in China, the Company is subject to RMB currency risk and offshore remittance risk, both of which have been difficult to hedge and the Company has not done so. The Company limits its exposure to credit loss by depositing its cash and cash equivalents with financial institutions in the U.S., the PRC, Hong Kong, Singapore and Taiwan, which are among the largest and most respected with high ratings from internationally-recognized rating agencies, that management believes are of high credit quality. The Company periodically reviews these institutions’ reputations, track records and reported reserves.

As of December 31, 2015 and 2016, the Company had $2,132.7 million and $1,532.2 million in cash and bank deposits, such as time deposits (with terms generally up to twelve months), with large domestic banks in China, respectively. Historically, deposits in Chinese banks were secure due to the state policy on protecting depositors’ interests. However, China promulgated a new Bankruptcy Law that came into effect on June 1, 2007, which contains a separate article expressly stating that the State Council may promulgate implementation measures for the bankruptcy of Chinese banks based on the Bankruptcy Law. Under the new Bankruptcy Law, a Chinese bank may go bankrupt. In addition, since China’s concession to WTO, foreign banks have been gradually permitted to operate in China and have become significant competitors to Chinese banks in many aspects, especially since the opening of RMB business to foreign banks in late 2006. Therefore, the risk of bankruptcy on Chinese banks in which the Company holds cash and bank deposits has increased. In the event that a Chinese bank that holds the Company’s deposits goes bankrupt, the Company is unlikely to claim its deposits back in full, since it is unlikely to be classified as a secured creditor to the bank under the PRC laws.

Accounts receivable consist primarily of advertising agencies, direct advertising customers and mobile operators. As of December 31, 2015 and 2016, substantially all accounts receivable have been derived from the Company’s China operations.

Only one customer accounted for more than 10% of the Company’s total net revenues in 2014 and 2015. No customer accounted for more than 10% of the Company’s total net revenues in 2016. Only two customers accounted for more than 10% of the Company’s net accounts receivable as of December 31, 2015 and 2016 as follows:

	As of December 31, 2015	As of December 31, 2016

Customer
Customer A	31%	12%
Customer B	11%	19%

The majority of the Company’s net operating income was derived from China. The operations in China are carried out by the subsidiaries and VIEs. The Company depends on dividend payments from its subsidiaries in China after these subsidiaries receive payments from VIEs in China under various services and other arrangements. In addition, under Chinese law, its subsidiaries are only allowed to pay dividends to the Company out of their accumulated profits, if any, as determined in accordance with Chinese accounting standards and regulations. Moreover, these Chinese subsidiaries are required to set aside at least 10% of their respective accumulated profits, if any, up to 50% of their registered capital to fund certain mandated reserve funds that are not payable or distributable as cash dividends. The appropriation to mandated reserve funds are assessed annually.

In 2014, 2015 and 2016, the majority of the Company’s revenues derived and expenses incurred were in RMB. As of December 31, 2015 and 2016, the Company’s cash, cash equivalents and short-term investments balance denominated in RMB was $460.4 million and $698.5 million, accounting for 20.8% and 38.9% of the Company’s total cash, cash equivalents and short-term investments balance, respectively. As of December 31, 2015 and 2016, the Company’s accounts receivable balance denominated in RMB was $227.0 million and $209.2 million, which accounted for almost all of its net accounts receivable balance, respectively. As of December 31, 2015 and 2016, the Company’s current liabilities balance denominated in RMB was $525.7 million and $905.5 million, which accounted for 38% and 93% of its total current liabilities balance, respectively. The increase in proportion of total current liabilities as of December 31, 2016 was resulted from the repayment of $646.9 million of convertible debt and the remaining balance was reclassified into long-term liabilities, which was denominated in US$. Accordingly, the Company may experience economic losses and negative impacts on earnings and equity as a result of exchange rate fluctuations of RMB. Moreover, the Chinese government imposes controls on the convertibility of RMB into foreign currencies and, in certain cases, the remittance of currency out of the PRC. The Company may experience difficulties in completing the administrative procedures necessary to obtain and remit foreign currency.

The Company performed a test on the restricted net assets of consolidated subsidiaries and VIEs (the “Restricted Net Assets”) in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08 (e) (3), “General Notes to Financial Statements” and concluded that the restricted net assets did not exceed 25% of the consolidated net assets of the Company as of December 31, 2016.